Acquisitions (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2020	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	Feb. 29, 2020	May 31, 2019
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued			700,000	300,000	2,000,000		2,000,000
Business combination, consideration						$ 6,090,000	$ 6,090,000
Revenue						173,000	38,000
Net income (loss)						$ 554,000	$ 400,000
The Simplicity Esports, LLC [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						3,000,000	3,000,000
Business combination, consideration						$ 6,090,000	$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued		750,000
Business combination, consideration						1,440,000
Revenue						432,000
Net income (loss)						$ 38,000
PLAYLive Nation, Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued						750,000
Business combination, consideration						$ 1,440,000
Simplicity One Brasil Ltd [Member]
Business Acquisition [Line Items]
Business combination, consideration	$ 2,000
Percentage interest acquired	90.00%